Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revenue [Abstract]
Gold income	$ 4,356	$ 4,085	$ 4,015
By-products (note 2 and 4)	154	138	127
Royalties received (note 6)	18	9	4
Interest received (notes 31 and 35)	15	22	28
Revenue	$ 4,543	$ 4,254	$ 4,174